Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Overseas Fund - Fidelity Overseas Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894